The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Large Cap Growth Fund III and Columbia Mid Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 25, 2018 (Accession No. 0001193125-18- 130848), which is incorporated herein by reference.